LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Gross carrying amount
Trade name	150,292	131,608
Student populations	82,440	66,090
Software	93,203	91,352
Customer relationship	7,390	7,390
Cooperative agreement*	5,263	5,230
Favorable lease	63,237	63,237
Non-compete agreement	3,188	3,188
	405,013	368,095
Less: Accumulated amortization
Trade name	—	—
Student populations	(62,295)	(55,975)
Software	(60,181)	(71,659)
Customer relationship	(2,235)	(3,272)
Cooperative agreement*	(1,346)	(2,021)
Favorable lease	(10,652)	(13,786)
Non-compete agreement	(198)	(302)
	(136,907)	(147,015)
Intangible assets, net
Trade name	150,292	131,608
Student populations	20,145	10,115
Software	33,022	19,693
Customer relationship	5,155	4,118
Cooperative agreement*	3,917	3,209
Favorable lease	52,585	49,451
Non-compete agreement	2,990	2,886
	268,106	221,080

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in PRC.

For the year ended December 31, 2012, the Group recorded an impairment loss related to trade name of RMB 188,835 and related to software of RMB 2,781 on its intangible assets due to the negative publicity in media. The impairment loss on intangible asset related to 21st School during the year ended December 31, 2012, amounting to RMB 15,928, was reclassified to discontinue  operation. The impairment was mostly related to Tutoring and Career Enhancement segments based on the impairment test adopting income approach. There was no impairment loss for the year ended December 31, 2013 and 2011, respectively.

Amortization expenses for intangible assets of continuing operations amounted to RMB 49,043, RMB 34,274 and RMB 27,767 for the years ended December 31, 2011, 2012 and 2013, respectively, of which RMB 16,560, RMB 14,265, and RMB 10,222 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows: 2014: RMB 19,983, 2015: RMB 11,757, 2016: RMB 9,276, 2017: RMB 4,916, 2018: RMB 4,907 and cumulatively thereafter: RMB 38,633.

For the years ended December 31, 2011, 2012 and 2013, the Group capitalized certain internal use software development costs of continuing operations totaling approximately RMB 9,973, RMB 13,369, and RMB nil, respectively. The estimated useful life of costs capitalized is evaluated for each specific project as four- five years. For the years ended December 31, 2011, 2012 and 2013, the amortization of capitalized costs amounted to approximately RMB 10,007, RMB 12,645, and RMB 11,729, respectively, and have been included as part of general and administrative expenses and research and development expenses.

Land Use Right
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

8. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Land use rights	2,218	2,218
Less: accumulated amortization	(149)	(193)
Land use rights, net	2,069	2,025

Amortization expenses for land use rights of continuing operations amounted to RMB 52, RMB 44 and RMB 44 for the years ended December 31, 2011, 2012 and 2013, respectively, and are recorded in cost of revenues and general and administrative expenses.

Based on the current land use rights held, future amortization expenses of continuing operations are estimated to be RMB 44 per year for each of the next five years through December 31, 2018.